UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VIP Global Hard Assets Fund

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL HARD ASSETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 90.6%
Brazil: 0.1%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	$257,287
Canada: 8.4%
429,100	Eldorado Gold Corp. (USD)	4,089,323
763,600	First Quantum Minerals Ltd.	14,522,569
184,100	Goldcorp, Inc. (USD)	6,191,283
454,519	Kinross Gold Corp. (USD)	3,604,336
24,704	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	4,620
600,900	New Gold, Inc. (USD) *	5,468,190
649,700	Osisko Mining Corp. *	3,856,564
		37,736,885
Kuwait: 2.4%
389,061	Kuwait Energy Co. K.S.C.C. * # § ø	1,136,144
3,501,548	Kuwait Energy Plc * # § ø	9,778,414
		10,914,558
Norway: 2.0%
247,700	SeaDrill Ltd. #	9,027,019
Switzerland: 2.1%
150,200	Noble Corp. (USD)	5,730,130
307,200	Weatherford International Ltd. (USD) *	3,729,408
		9,459,538
United Kingdom: 11.0%
3,450,000	Afren Plc * #	7,456,837
300,500	African Minerals Ltd. * #	1,059,618
144,800	Ensco Plc (USD)	8,688,000
848,820	Ophir Energy Plc * #	5,996,004
74,400	Randgold Resources Ltd. (ADR)	6,396,912
1,207,200	Xstrata Plc #	19,652,755
		49,250,126
United States: 64.6%
100,905	Alpha Natural Resources, Inc. *	828,430
251,700	Anadarko Petroleum Corp.	22,011,165
59,600	Apache Corp.	4,598,736
153,100	Archer-Daniels-Midland Co.	5,164,063
217,600	Cameron International Corp. *	14,187,520
223,300	Cimarex Energy Co.	16,845,752
120,500	Cloud Peak Energy, Inc. *	2,262,990
153,450	Concho Resources, Inc. *	14,950,634
245,000	Consol Energy, Inc.	8,244,250
50,100	Cummins, Inc.	5,802,081
143,500	Diamond Offshore Drilling, Inc.	9,981,860
62,300	Diamondback Energy, Inc. *	1,672,132
112,300	Dril-Quip, Inc. *	9,789,191
419,074	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	3,143
144,800	Freeport-McMoRan Copper & Gold, Inc.	4,792,880
55,500	Green Plains Renewable Energy, Inc. *	634,920
79,900	Gulfport Energy Corp. *	3,661,817
305,300	Halcon Resources Corp. *	2,378,287
498,100	Halliburton Co.	20,128,221
157,000	HollyFrontier Corp.	8,077,650
54,100	Jacobs Engineering Group, Inc. *	3,042,584
165,100	Key Energy Services, Inc. *	1,334,008
414,300	Louisiana-Pacific Corp. *	8,948,880
413,400	Marathon Oil Corp.	13,939,848
135,300	National Oilwell Varco, Inc.	9,572,475
209,750	Newfield Exploration Co. *	4,702,595
216,600	Newmont Mining Corp.	9,073,374
150,200	Occidental Petroleum Corp.	11,771,174
133,000	Pioneer Natural Resources Co.	16,525,250
243,600	Schlumberger Ltd.	18,243,204
181,400	SM Energy Co.	10,742,508
194,900	Steel Dynamics, Inc.	3,093,063
116,400	Tesoro Corp.	6,815,220
79,900	The Mosaic Co.	4,762,839
157,000	United States Steel Corp.	3,061,500
181,400	Whiting Petroleum Corp. *	9,222,376
		290,866,620
Total Common Stocks (Cost: $367,111,472)		407,512,033
EXCHANGE TRADED FUND: 1.1% (Cost: $3,933,621)
32,500	SPDR Gold Trust *	5,019,625
MONEY MARKET FUND: 7.7% (Cost: $34,744,550)
34,744,550	AIM Treasury Portfolio - Institutional Class	34,744,550
Total Investments: 99.4% (Cost: $405,789,643)		447,276,208
Other assets less liabilities: 0.6%		2,863,114
NET ASSETS: 100.0%		$450,139,322

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $54,367,221 which represents 12.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $11,174,988 which represents 2.5% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $10,914,558, or 2.4% of net assets.

Restricted securities held by the Fund as of March 31, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Co. K.S.C.C.	08/06/2008	389,061	$1,176,489	$1,136,144	0.2%
Kuwait Energy Plc	12/19/2011	3,501,548	10,588,404	9,778,414	2.2
			$11,764,891	$10,914,558	2.4%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	14.5%	$65,056,269
Consumer, Non-cyclical	1.2	5,164,063
Energy	65.9	294,924,599
Industrial	4.0	17,793,545
Industrial Metals	4.6	20,712,373
Precious Metals	0.9	3,861,184
Exchange Traded Fund	1.1	5,019,625
Money Market Fund	7.8	34,744,550
	100.0%	$447,276,208

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$—	$—	$257,287	$257,287
Canada	37,736,885	—	—	37,736,885
Kuwait	—	—	10,914,558	10,914,558
Norway	—	9,027,019	—	9,027,019
Switzerland	9,459,538	—	—	9,459,538
United Kingdom	15,084,912	34,165,214	—	49,250,126
United States	290,863,477	3,143	—	290,866,620
Exchange Traded Fund	5,019,625	—	—	5,019,625
Money Market Fund	34,744,550	—	—	34,744,550
Total	$392,908,987	$43,195,376	$11,171,845	$447,276,208

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2013:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2012	$294,364	$11,696,433
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(37,077)	(781,875)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2013	$257,287	$10,914,558

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2013:

	Value as of March 31, 2013	Valuation Technique	Unobservable input Description (1)	Unobservable Input		Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$10,914,558	Market comparable companies	Production Multiple	65.0	x	Increase
			EBITDA Multiple	5.8	x	Increase
			Reserve multiple	13.0	x	Increase
		Black Scholes	Duration to conversion	0.75		Decrease
			Price Volatility	40%		Decrease
Brazil	$257,287	Discount Cash Flow	Discount for lack of market	25%		Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. EBITDA means Earnings Before Interest Taxes, Depreciation and Amortization.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

(unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2013 was $414,146,981 and net unrealized appreciation aggregated $33,129,227 of which $69,786,042 related to appreciated securities and $36,656,815 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Hard Assets Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Hard Assets Fund

Date: May 29, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: May 29, 2013